Share-based compensation - 2010 Plan (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2015	Nov. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance					10,991,120	10,000,000
Minimum | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	7 years
Maximum [Member] | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	10 years
2010 share incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs on restricted shares		$ 18,147,328
2010 share incentive plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		32 months
2010 share incentive plan [Member] | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs on share options		$ 0	$ 0
2010 share incentive plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				800,000
Number of restricted share vested		400,000	965,500	1,296,540
Unrecognized compensation costs on restricted shares		$ 1,031,340	$ 2,000,000
2010 share incentive plan [Member] | Restricted shares [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		10,770,520	10,770,520
2010 share incentive plan [Member] | Restricted shares [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		330,000
2010 share incentive plan [Member] | Restricted shares [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		320,000
2010 share incentive plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	26,822,828